Convertible Debentures (Details) ₪ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of detailed information about borrowings [line items]
Convertible Debentures				₪ 296
FCR (series E,F,I,J) [Member]
Disclosure of detailed information about borrowings [line items]
Denomination	[1]	C$
Outstanding par value amount	[1]	₪ 606
Nominal Interest rate	[1]	4.96%	4.96%
Effective interest rate	[1],[2]	6.12%	6.12%
Carrying amount	[1]			592
Less - current maturities				296
Convertible Debentures				₪ 296

[1]	For details regarding the deconsolidation of FCR, refer to note 8E.
[2]	Weighted average interest rate.